Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		3 Months Ended	7 Months Ended	11 Months Ended
	Jun. 11, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Feb. 05, 2020
Description Of Organisation And Business Operation [Line Items]
Initial public offering, units issued				41,400,000
Initial public offering, price per unit	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Cash held outside of the trust account		$ 377,294	$ 1,178,377	$ 1,178,377
Assets held-in-trust	$ 414,000,000	1,072,980	414,228,281	414,228,281
Temporary equity redemption price per share	$ 10.00
Minimum tangible assets for business combination	$ 5,000,001
Interest to pay dissolution expenses	100,000
Net current assets liabilities		(414,275,432)	(344,558)	(344,558)
Cash		$ 377,294	1,178,377	$ 1,178,377
IPO
Description Of Organisation And Business Operation [Line Items]
Transaction cost	23,353,182
Underwriting fees	8,280,000
Deferred offering costs	14,490,000
Other offering costs	583,182		$ 583,182
Private Placement
Description Of Organisation And Business Operation [Line Items]
Proceeds from issuance initial public offering	$ 10,280,000
Issue price of warrants	$ 1.00
Proceeds from issuance of warrants	$ 10,280,000
Common Class A
Description Of Organisation And Business Operation [Line Items]
Initial public offering, units issued				41,400,000
Temporary equity redemption price per share		$ 10.00	$ 10.00	$ 10.00
Common Class A | IPO
Description Of Organisation And Business Operation [Line Items]
Initial public offering, units issued	41,400,000	41,400,000		41,400,000
Initial public offering, price per unit	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Class of warrant or right issued during the period	414,000,000
Common Class A | Over-Allotment Option
Description Of Organisation And Business Operation [Line Items]
Initial public offering, units issued	5,400,000	5,400,000		5,400,000